John Hancock Investment Trust

Supplement dated December 9, 2016 to the current Prospectus (the “Prospectus”)

John Hancock Enduring Assets Fund (the fund)

Effective December 20, 2016, the fund will automatically lose its status as a non-diversified fund. Accordingly, the fund operates, and will continue to operate, as a diversified fund, and all references to the fund being non-diversified are hereby removed from the Prospectus.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Investment Trust

Supplement dated December 9, 2016 to the current Prospectus (the “Prospectus”)

John Hancock Seaport Fund (the fund)

Effective December 20, 2016, the fund will automatically lose its status as a non-diversified fund. Accordingly, the fund operates, and will continue to operate, as a diversified fund, and all references to the fund being non-diversified are hereby removed from the Prospectus.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Investment Trust

Supplement dated December 9, 2016 to the current Statement of Additional Information (the “SAI”)

John Hancock Enduring Assets Fund

John Hancock Seaport Fund (the funds)

Effective December 20, 2016, the funds will automatically lose their status as non-diversified funds. Accordingly, the funds operate, and will continue to operate, as diversified funds, and all references to the funds being non-diversified are hereby removed from the SAI.

You should read this Supplement in conjunction with the SAI and retain it for future reference.